UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21712

Clough Global Equity Fund

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Nicholas Adams, Secretary

Clough Global Opportunities Fund

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-256-8445

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 – October 31, 2022

The Registrant previously filed its Annual Report to Shareholders on Form N-CSR with the U.S. Securities and Exchange Commission on January 9, 2023 (Accession No. 0001398344-23-000486). This Form N-CSR/A (the “Amendment”) is being filed to correct the year of the audit report contained in the “Consent of the Independent Registered Public Accounting Firm” attached hereto as exhibit 13(e). Additionally, documentation is being filed, attached hereto as exhibit 13(f), to confirm that the incorporation of the December 30, 2021 audit report was in error and, instead, should have incorporated the results of the December 31, 2022 audit.

Except as otherwise noted above, the Report was accurate, timely distributed to shareholders, as applicable, and contained all information required to be included in such reports by the Registrant’s registration statement form under the Investment Company Act of 1940, as amended, pursuant to Rule 30e-1(a) thereunder.

Items 1 through 12 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on January 9, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Lainey Ejiasa
Lainey Ejiasa
President/Principal Executive Officer

Date:	April 12, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Lainey Ejiasa
Lainey Ejiasa
President/Principal Executive Officer

Date:	April 12, 2023

By:	/s/ Ryan Johanson
Ryan Johanson
Treasurer/Principal Financial Officer

Date:	April 12, 2023